UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05576

Name of Fund: BlackRock Global Allocation Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Global Allocation Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 0.3%
Healthscope Ltd. (a)	43,126,282	$90,574,574
Mesoblast Ltd. (a)(b)	5,013,769	19,683,260
National Australia Bank Ltd.	1,892,055	61,434,261

		171,692,095

Belgium — 0.1%
Anheuser-Busch InBev NV	211,439	22,821,183
RHJ International (a)(c)	4,040,441	19,596,300
RHJ International - ADR (a)(c)	890,354	4,314,866

		46,732,349

Brazil — 0.9%
BR Malls Participacoes SA	7,149,362	61,764,185
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	1,103,243	53,247,431
Cosan Ltd., Class A (b)	4,511,917	54,458,838
Cyrela Brazil Realty SA	4,260,719	23,606,496
Hypermarcas SA (a)	6,182,007	49,292,565
Itau Unibanco Holding SA, Preference Shares	6,156,167	95,242,518
MRV Engenharia e Participacoes SA	7,296,104	23,411,851
Oi SA, ADR	19,308,762	12,743,783
Petroleo Brasileiro SA - ADR	5,070,625	80,825,763
Qualicorp SA (a)	3,310,389	38,302,021
SLC Agricola SA	2,157,171	16,116,385

		509,011,836

Canada — 2.2%
Agrium, Inc.	614,508	55,969,389
Athabasca Oil Corp. (a)(b)	8,787,458	50,209,440
Bank of Nova Scotia	782,960	53,145,201
Barrick Gold Corp.	4,923,619	89,019,032
Cameco Corp.	4,643,313	93,609,190
Canadian National Railway Co.	2,115,818	141,421,275
Canadian Natural Resources Ltd. (d)	3,666,972	159,879,979
Eldorado Gold Corp.	8,487,549	62,974,523
First Quantum Minerals Ltd.	9,272,721	219,922,562
Goldcorp, Inc.	6,475,166	177,419,548
Lululemon Athletica, Inc. (a)(b)(d)	986,872	37,964,966
Magna International, Inc.	218,215	23,436,291
Platinum Group Metals Ltd. (a)(e)	27,873,417	29,909,568
Silver Wheaton Corp.	2,083,113	54,390,080
Suncor Energy, Inc.	224,500	9,220,215
Teck Resources Ltd., Class B	2,015,780	48,298,089

		1,306,789,348

Chile — 0.1%
Banco Santander Chile - ADR	1,512,408	38,460,535

China — 0.9%
Beijing Enterprises Holdings Ltd.	13,251,732	115,394,553

Common Stocks	Shares	Value

China (concluded)
CNOOC Ltd.	82,884,000	$146,610,872
Dongfeng Motor Group Co. Ltd., Class H	8,338,700	14,807,603
Haitian International Holdings Ltd.	13,062,600	30,675,843
Mindray Medical International Ltd., ADR (b)	1,410,688	42,391,175
SINA Corp. (a)	2,190,531	105,999,795
Sinopharm Group Co. Ltd., Class H	15,635,100	45,816,186
Zhongsheng Group Holdings Ltd.	19,035,171	24,170,329

		525,866,356

Denmark — 0.1%
TDC A/S	2,955,943	29,819,906

France — 3.8%
Airbus Group NV	2,742,263	159,106,555
Arkema	1,156,341	107,213,798
AtoS	1,829,718	142,873,239
AXA SA	3,487,768	80,130,255
BNP Paribas SA	3,914,383	259,732,787
Compagnie de Saint-Gobain	2,152,209	104,719,644
Danone SA	467,695	33,781,969
GDF Suez	2,403,840	61,981,812
L'Oreal SA	189,006	31,915,531
LVMH Moet Hennessy Louis Vuitton SA	407,547	70,107,080
Remy Cointreau SA (b)	392,238	32,117,592
Safran SA	4,713,849	277,020,001
Sanofi	2,373,177	249,161,814
Sanofi - ADR	718,312	37,546,168
Schneider Electric SA	1,675,501	141,965,030
Societe Generale SA	1,553,716	78,000,333
Technip SA	1,213,709	112,116,104
Total SA	846,624	54,602,736
Total SA - ADR	1,511,018	97,460,661
UbiSoft Entertainment SA (a)	2,960,371	49,534,679
Worldline SA (a)	3,360,954	76,913,307

		2,258,001,095

Germany — 2.0%
Allianz SE, Registered Shares	570,345	94,954,491
Bayerische Motoren Werke AG	550,552	65,581,710
Beiersdorf AG	250,205	22,552,031
Deutsche Annington Immobilien SE	1,844,443	56,583,158
Deutsche Bank AG, Registered Shares	2,701,664	92,392,779
Deutsche Boerse AG	741,065	53,649,223
Deutsche Telekom AG, Registered Shares	4,005,731	65,003,592
Fresenius SE & Co. KGaA	568,721	85,046,218
Linde AG	375,767	76,640,935
RWE AG	608,222	24,419,093
Siemens AG, Registered Shares	2,898,607	357,966,724
Volkswagen AG	23,192	5,348,498

BlackRock Global Allocation Fund, Inc.	July 31, 2014	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Germany (concluded)
Volkswagen AG, Preference Shares	698,763	$162,279,742

		1,162,418,194

Hong Kong — 0.9%
AIA Group Ltd.	9,641,400	51,652,809
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	116,959,394	3,508,789
China Overseas Land & Investment Ltd.	17,152,000	52,155,915
FU JI Food and Catering Services Holdings Ltd. (a)	2,275,802	392,058
The Link REIT	13,000,183	73,757,202
Sino Biopharmaceutical Ltd. (b)	35,954,153	30,816,138
Sun Hung Kai Properties Ltd.	11,834,000	179,631,372
Sun Hung Kai Properties Ltd. (a)	1,008,166	2,534,058
Wharf Holdings Ltd.	14,510,000	115,644,463

		510,092,804

India — 0.3%
Axis Bank, Ltd.	1,444,527	9,347,747
Cummins India Ltd.	5,896,411	61,051,443
HDFC Bank Ltd.	1,292,089	18,619,598
ICICI Bank Ltd.	487,713	11,770,711
Kotak Mahindra Bank Ltd.	246,832	3,858,625
Maruti Suzuki India Ltd.	709,550	29,577,036
Oil & Natural Gas Corp. Ltd.	8,971,611	58,270,159
Yes Bank Ltd.	693,270	6,115,134

		198,610,453

Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	29,730,984	36,722,355

Ireland — 0.5%
Accenture PLC, Class A	130,474	10,343,979
Eaton Corp. PLC	1,669,180	113,370,706
Seagate Technology PLC	196,400	11,509,040
Shire PLC	1,479,821	121,801,606
XL Group PLC	1,900,301	61,265,704

		318,291,035

Israel — 0.0%
Check Point Software Technologies Ltd. (a)(b)	164,259	11,148,258

Italy — 0.5%
Ei Towers SpA (a)	1,187,464	64,079,978
Enel SpA	6,695,669	38,118,309
Intesa Sanpaolo SpA	28,868,277	85,727,879
Snam SpA	4,109,711	24,226,261
Telecom Italia SpA (a)(b)	22,538,218	25,970,597
Telecom Italia SpA, Non-Convertible Savings Shares	4,852,222	4,536,690

Common Stocks	Shares	Value

Italy (concluded)
Terna - Rete Elettrica Nazionale SpA	2,237,536	$11,767,625
UniCredit SpA	4,643,927	36,227,821

		290,655,160

Japan — 10.0%
Aisin Seiki Co. Ltd.	1,402,190	54,458,094
Ajinomoto Co., Inc.	1,884,000	28,961,099
Alpine Electronics, Inc.	231,000	3,638,937
Asahi Kasei Corp.	6,942,900	54,870,590
Astellas Pharma, Inc.	2,781,250	37,715,422
Autobacs Seven Co., Ltd.	185,200	3,030,352
The Bank of Yokohama Ltd.	1,727,000	9,826,856
Bridgestone Corp.	3,705,000	133,714,769
Canon Marketing Japan, Inc.	169,600	3,455,526
The Chiba Bank Ltd.	1,467,000	10,679,000
Chubu Electric Power Co., Inc. (a)	1,748,400	20,324,443
Daihatsu Motor Co. Ltd.	549,100	9,746,569
Daikin Industries Ltd.	1,037,400	71,247,546
Daikyo, Inc.	2,912,000	6,125,307
Daito Trust Construction Co. Ltd.	430,000	51,826,170
Dena Co. Ltd.	2,408,100	31,057,807
Denso Corp.	3,094,680	142,743,883
East Japan Railway Co.	2,039,873	163,408,202
FANUC Corp.	225,680	39,004,335
Fuji Heavy Industries Ltd.	12,033,290	343,156,741
Fukuoka Financial Group, Inc.	1,720,000	8,799,053
Futaba Industrial Co. Ltd.	1,873,750	10,532,459
Gree, Inc. (a)	3,469,400	27,391,161
GungHo Online Entertainment, Inc.	4,086,100	23,003,896
Hitachi Chemical Co. Ltd.	2,416,900	42,513,090
Hitachi High-Technologies Corp.	256,600	6,883,245
Hitachi Ltd.	17,844,500	138,309,145
Honda Motor Co. Ltd.	3,511,781	122,248,817
Hoya Corp.	2,546,317	82,446,034
IHI Corp.	6,950,000	32,140,195
Inpex Corp.	10,492,600	155,507,141
Isuzu Motors Ltd.	6,182,000	42,906,852
Japan Airlines Co. Ltd.	2,098,400	115,910,255
JGC Corp.	3,408,630	103,289,550
JSR Corp.	3,863,100	66,607,421
Kamigumi Co. Ltd.	330,000	3,156,174
KDDI Corp.	1,988,000	114,275,957
Keyence Corp.	34,700	15,116,872
Kinden Corp.	330,000	3,688,418
Kirin Holdings Co. Ltd.	2,476,000	34,706,693
Koito Manufacturing Co. Ltd.	392,500	10,754,786
Kubota Corp.	2,290,510	30,155,234
Kuraray Co. Ltd.	3,978,420	52,111,359
Kyocera Corp.	1,114,100	53,963,739
Kyowa Hakko Kirin Co. Ltd.	832,000	11,430,510
Mabuchi Motor Co. Ltd.	81,300	6,411,894
Maeda Road Construction Co. Ltd.	183,000	3,185,122

BlackRock Global Allocation Fund, Inc.	July 31, 2014	2

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (continued)
Mitsubishi Corp.	5,832,830	$122,908,568
Mitsubishi Electric Corp.	7,141,000	94,272,153
Mitsubishi Heavy Industries Ltd.	6,049,000	39,431,211
Mitsubishi UFJ Financial Group, Inc.	20,316,900	119,814,858
Mitsui & Co. Ltd.	19,558,434	313,666,311
MS&AD Insurance Group Holdings, Inc.	3,698,162	84,178,868
Murata Manufacturing Co. Ltd.	496,040	47,285,151
Nabtesco Corp.	440,300	9,947,750
Namco Bandai Holdings, Inc.	437,100	11,062,479
NEC Corp.	16,203,000	62,557,494
Nexon Co. Ltd.	1,303,900	12,579,615
Nikon Corp.	608,800	9,442,416
Nintendo Co. Ltd.	554,400	61,588,270
Nippon Express Co. Ltd.	1,949,000	9,425,064
Nippon Telegraph & Telephone Corp.	862,450	57,270,348
Nitori Holdings Co. Ltd.	645,900	36,280,716
Nitto Denko Corp.	1,634,100	72,924,054
NKSJ Holdings, Inc.	2,419,400	61,093,438
Nomura Real Estate Holdings, Inc.	874,300	16,244,552
Okumura Corp.	6,660,620	36,240,651
Omron Corp.	338,100	14,995,652
Otsuka Holdings Co. Ltd.	1,898,200	60,443,971
Rinnai Corp.	591,775	53,878,129
Rohm Co. Ltd.	1,390,300	78,378,745
Ryohin Keikaku Co. Ltd.	430,400	51,945,210
Sanrio Co. Ltd. (b)	342,400	9,868,467
Sawai Pharmaceutical Co., Ltd.	159,600	9,045,321
Sega Sammy Holdings, Inc.	1,731,100	34,243,747
Seino Holdings Co Ltd.	518,000	5,569,125
Shimamura Co. Ltd.	61,600	6,108,808
Shin-Etsu Chemical Co. Ltd.	2,278,440	144,517,246
Ship Healthcare Holdings, Inc.	765,100	24,996,585
The Shizuoka Bank Ltd.	990,000	10,669,736
SMC Corp.	80,900	22,334,755
Sohgo Security Services Co. Ltd.	241,100	5,477,072
Sony Corp.	2,587,500	47,159,088
Sony Financial Holdings, Inc.	3,309,600	54,202,746
Stanley Electric Co. Ltd.	242,200	6,282,006
Sumitomo Corp.	5,653,300	74,499,474
Sumitomo Electric Industries Ltd.	3,118,800	45,713,752
Sumitomo Mitsui Financial Group, Inc.	3,598,500	146,690,948
Sumitomo Mitsui Trust Holdings, Inc.	7,231,000	31,467,185
Suntory Beverage & Food Ltd.	1,096,200	41,079,469
Suzuki Motor Corp.	6,957,808	232,182,102
Toda Corp.	8,395,900	35,964,194
Tokio Marine Holdings, Inc.	9,236,621	290,461,823
Tokyo Gas Co. Ltd.	16,592,285	94,786,665
Toyota Industries Corp.	2,991,480	145,739,617

Common Stocks	Shares	Value

Japan (concluded)
Toyota Motor Corp.	1,759,700	$103,892,706
Trend Micro, Inc.	293,900	10,462,088
TV Asahi Corp.	174,100	3,077,694
Ube Industries Ltd.	15,480,500	26,710,845
Unicharm Corp.	504,600	30,898,031
Yamada Denki Co. Ltd. (b)	22,774,300	80,831,394
Yamaha Corp.	599,200	9,130,541
Yamaha Motor Co. Ltd.	818,900	13,565,818

		5,871,921,442

Kazakhstan — 0.1%
KazMunaiGas Exploration Production JSC - GDR	3,069,102	54,783,471

Luxembourg — 0.1%
RTL Group SA (a)	289,916	29,512,272

Malaysia — 0.3%
Axiata Group Bhd	30,712,353	66,859,563
IHH Healthcare Bhd	56,900,200	83,647,549
Telekom Malaysia Bhd	14,359,534	27,981,632

		178,488,744

Mexico — 0.4%
America Movil SAB de CV, Series L - ADR	1,329,775	31,342,797
Fibra Uno Administracion SA de CV	29,513,678	103,722,048
Fomento Economico Mexicano SAB de CV - ADR	267,038	25,072,198
Grupo Televisa SAB CPO	4,926,595	35,127,144
TF Administradora Industrial S de RL de CV	16,690,824	37,484,914

		232,749,101

Netherlands — 1.0%
Akzo Nobel NV	1,193,964	85,993,569
CNH Industrial NV	11,623,401	107,267,902
Constellium NV, Class A (a)	2,071,498	60,032,012
ING Groep NV CVA (a)	6,489,936	84,288,582
Koninklijke DSM NV	1,090,865	75,360,546
Unilever NV CVA	5,080,061	209,074,994

		622,017,605

Norway — 0.1%
Statoil ASA	1,283,867	36,685,949

Peru — 0.2%
Southern Copper Corp.	4,213,839	138,466,750

Portugal — 0.0%
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	4,394,987	26,194,858

BlackRock Global Allocation Fund, Inc.	July 31, 2014	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Russia — 0.0%
Novorossiysk Commercial Sea Trade Port - GDR (b)	1,559,068	$6,164,555

Singapore — 0.7%
CapitaLand Ltd.	51,083,300	140,770,055
Global Logistic Properties Ltd. (b)	24,221,000	53,919,984
Keppel Corp. Ltd. (b)	12,997,000	113,918,523
Raffles Medical Group Ltd. (b)	7,929,500	24,807,150
Singapore Telecommunications Ltd.	25,839,610	84,043,378

		417,459,090

South Africa — 0.1%
Life Healthcare Group Holdings Ltd.	8,192,405	33,618,041

South Korea — 0.7%
Hyundai Motor Co.	313,901	74,309,476
Hyundai Wia Corp.	158,471	28,787,466
LG Household & Health Care Ltd.	40,716	18,909,073
Orion Corp.	10,554	9,617,989
Samsung Electronics Co. Ltd.	175,517	227,156,517
Samsung Electronics Co. Ltd., Preference Shares	12,964	13,407,428
Samsung Heavy Industries Co. Ltd.	1,035,932	27,826,964
Samsung SDI Co. Ltd.	122,970	18,935,005

		418,949,918

Spain — 0.2%
Banco Bilbao Vizcaya Argentaria SA	6,417,350	78,886,526
Gas Natural SDG SA	602,439	18,508,578

		97,395,104

Sweden — 0.4%
Getinge AB, Class B	1,979,878	48,428,229
Lundin Petroleum AB (a)	6,615,212	118,568,866
Svenska Handelsbanken AB, Class A	1,795,516	86,472,760

		253,469,855

Switzerland — 2.2%
ACE Ltd. (d)	256,656	25,691,266
Nestle SA, Registered Shares (d)	4,603,860	340,869,809
Novartis AG, ADR	48,023	4,175,120
Novartis AG, Registered Shares	2,126,214	184,977,628
Roche Holding AG	1,292,933	375,216,363
Swisscom AG, Registered Shares	38,298	21,263,068
Syngenta AG, Registered Shares	590,372	209,141,785
TE Connectivity Ltd.	219,825	13,604,969

Common Stocks	Shares	Value

Switzerland (concluded)
UBS AG, Registered Shares	8,282,938	$142,313,526

		1,317,253,534

Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	10,462,672	26,340,277
Far EasTone Telecommunications Co. Ltd.	10,759,099	22,317,962
Taiwan Mobile Co. Ltd.	8,432,000	25,806,425
Yulon Motor Co. Ltd.	12,917,000	21,073,104

		95,537,768

Thailand — 0.2%
Bangkok Dusit Medical Services PCL	129,632,600	68,631,398
Bumrungrad Hospital PCL	6,811,600	25,562,062

		94,193,460

United Arab Emirates — 0.1%
Al Noor Hospitals Group PLC	2,764,697	47,469,861
NMC Health PLC (b)	4,686,420	37,186,777

		84,656,638

United Kingdom — 3.6%
Antofagasta PLC	11,241,004	152,962,445
AstraZeneca PLC	1,435,278	104,798,852
AstraZeneca PLC - ADR	411,781	29,973,539
Barratt Developments PLC	5,092,323	29,874,050
BG Group PLC	1,455,316	28,697,722
BHP Billiton PLC	5,091,982	173,697,665
BT Group PLC	13,572,811	88,859,758
Delphi Automotive PLC	501,714	33,514,495
Delta Topco Ltd.	78,481,957	61,733,907
Diageo PLC	508,180	15,261,827
Diageo PLC - ADR	651,288	78,297,843
Guinness Peat Group PLC (a)	9,662,955	5,560,486
HSBC Holdings PLC	5,672,232	60,811,511
John Wood Group PLC	1,406,739	17,731,730
Legal & General Group PLC	7,990,875	31,524,530
Lloyds Banking Group PLC (a)	103,907,434	129,538,702
Manchester United PLC, Class A (a)(b)	1,519,882	28,345,799
National Grid PLC	5,562,650	79,230,103
Ophir Energy PLC (a)	21,566,902	78,466,541
Polyus Gold International Ltd. (a)(b)	3,524,606	11,023,469
Prudential PLC	3,817,683	87,745,065
Rio Tinto PLC	5,195,885	296,965,681
Royal Dutch Shell PLC - ADR	2,558,592	209,369,583
Royal Mail PLC	3,432,920	24,100,476
SABMiller PLC	1,074,635	58,515,575
Spire Healthcare Group PLC (a)	14,380,093	51,226,374
Tesco PLC	6,316,142	27,403,973

BlackRock Global Allocation Fund, Inc.	July 31, 2014	4

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
Unilever PLC	1,338,102	$57,814,696
Vodafone Group PLC	8,995,527	29,955,926
Vodafone Group PLC, ADR	1,180,291	39,209,267

		2,122,211,590

United States — 29.6%
AbbVie, Inc. (d)	5,040,695	263,829,976
Actavis PLC (a)	277,353	59,425,654
Activision Blizzard, Inc.	2,948,943	65,997,344
Adobe Systems, Inc. (a)(b)	176,650	12,208,281
The AES Corp.	4,364,377	63,763,548
Aetna, Inc. (d)	1,208,437	93,690,121
Agilent Technologies, Inc.	1,908,661	107,056,795
Alexion Pharmaceuticals, Inc. (a)	430,293	68,412,284
Allergan, Inc.	629,014	104,328,262
Alliance Data Systems Corp. (a)	68,793	18,043,716
The Allstate Corp.	626,982	36,647,098
Amdocs Ltd.	243,907	11,058,743
American Capital Agency Corp.	765,040	17,687,725
American Electric Power Co., Inc.	1,443,508	75,047,981
American Express Co.	1,760,264	154,903,232
American International Group, Inc.	2,124,711	110,442,478
American Tower Corp.	790,630	74,627,566
American Water Works Co., Inc.	1,101,340	52,611,012
Ameriprise Financial, Inc.	99,809	11,937,156
AmerisourceBergen Corp.	148,300	11,405,753
Amgen, Inc.	109,358	13,931,116
Anadarko Petroleum Corp. (d)	2,226,453	237,896,503
Apple, Inc.	4,557,489	435,559,224
Archer-Daniels-Midland Co.	256,187	11,887,077
Avnet, Inc.	246,351	10,428,038
Axis Capital Holdings Ltd.	194,980	8,413,387
Bank of America Corp.	15,005,396	228,832,289
BB&T Corp.	1,664,001	61,601,317
Becton Dickinson & Co.	81,830	9,511,919
Berkshire Hathaway, Inc., Class B (a)	946,905	118,770,294
Biogen Idec, Inc. (a)	417,465	139,596,121
The Boeing Co.	77,877	9,382,621
BorgWarner, Inc.	924,767	57,566,746
Bristol-Myers Squibb Co.	2,181,931	110,449,347
Calpine Corp. (a)	4,130,169	91,028,925
Capital One Financial Corp.	1,296,155	103,096,169
Cardinal Health, Inc.	993,858	71,209,926
Castlight Health, Inc. (a)(b)	653,155	8,758,809
Catalent, Inc.	2,781,043	55,593,050
Catamaran Corp. (a)	1,158,027	52,678,648
Celgene Corp. (a)	1,047,693	91,306,445
CenterPoint Energy, Inc.	1,811,105	44,046,074
CF Industries Holdings, Inc.	41,704	10,440,179
Charter Communications, Inc., Class A (a)	561,916	86,827,260
Chevron Corp.	2,437,764	315,056,619

Common Stocks	Shares	Value

United States (continued)
The Chubb Corp.	96,173	$8,339,161
Church & Dwight Co., Inc.	423,964	27,210,010
Cimarex Energy Co. (d)	1,080,705	150,239,609
Cisco Systems, Inc.	7,950,015	200,578,878
Citigroup, Inc.	4,015,077	196,377,416
CNA Financial Corp.	258,585	9,663,321
Coach, Inc. (d)	3,924,257	135,622,322
Cobalt International Energy, Inc. (a)	3,363,823	53,888,444
The Coca-Cola Co.	6,221,775	244,453,540
Colfax Corp. (a)	2,028,127	127,711,157
Colgate-Palmolive Co.	1,159,494	73,511,920
Comcast Corp., Class A	6,268,687	336,816,553
Computer Sciences Corp.	222,297	13,869,110
Constellation Brands, Inc., Class A (a)	147,539	12,284,097
Crown Castle International Corp.	847,413	62,861,096
Crown Holdings, Inc. (a)	1,270,251	59,130,184
CSX Corp.	1,000,615	29,938,401
Cubist Pharmaceuticals, Inc. (a)(b)	758,229	46,176,146
Cummins, Inc.	323,822	45,137,549
CVS Caremark Corp.	571,818	43,664,022
Danaher Corp.	618,366	45,684,880
Diamondback Energy, Inc. (a)(d)	1,649,827	135,665,274
Discover Financial Services	2,097,523	128,074,754
DISH Network Corp., Class A (a)	842,954	52,145,134
Dominion Resources, Inc.	1,691,667	114,424,356
Dover Corp.	110,501	9,476,566
Dresser-Rand Group, Inc. (a)	1,603,957	95,451,481
DTE Energy Co.	258,268	19,065,344
Eastman Chemical Co.	138,195	10,887,002
eBay, Inc. (a)	4,508,338	238,040,246
Eclipse Resources Corp. (a)	2,629,367	54,112,373
Ecolab, Inc.	272,201	29,541,975
Electronic Arts, Inc. (a)	2,476,178	83,199,581
Energizer Holdings, Inc.	82,749	9,496,275
Envision Healthcare Holdings, Inc. (a)	2,187,429	78,200,587
EP Energy Corp., Class A (a)(b)	1,979,358	39,587,160
EQT Corp.	766,405	71,904,117
Equity Residential (b)	1,617,785	104,589,800
Express Scripts Holding Co. (a)	878,528	61,189,475
Fannie Mae (a)	4,496,789	18,841,546
Fastenal Co.	1,781,950	79,029,482
FedEx Corp.	555,437	81,582,587
Fidelity National Information Services, Inc.	238,523	13,452,697
Fifth Third Bancorp	2,038,249	41,743,340
FMC Corp.	1,376,545	89,778,265
Ford Motor Co.	9,591,960	163,255,159
Freeport-McMoRan Copper & Gold, Inc.	8,120,537	302,246,387
The Fresh Market, Inc. (a)(b)	1,623,925	48,604,075
General Dynamics Corp.	111,989	13,076,956

BlackRock Global Allocation Fund, Inc.	July 31, 2014	5

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
General Motors Co.	740,553	$25,045,502
Gilead Sciences, Inc. (a)	666,442	61,012,765
The Goldman Sachs Group, Inc.	694,818	120,113,188
The Goodyear Tire & Rubber Co.	1,734,617	43,660,310
Google, Inc., Class A (a)	392,447	227,442,659
Google, Inc., Class C (a)	464,950	265,765,420
Harris Corp.	149,226	10,187,659
HCA Holdings, Inc. (a)	2,213,263	144,548,207
HealthSouth Corp.	1,112,462	42,640,668
Helmerich & Payne, Inc.	132,146	14,041,834
Humana, Inc. (d)	1,012,225	119,088,271
Informatica Corp. (a)	859,243	27,255,188
International Flavors & Fragrances, Inc.	287,357	29,020,183
International Paper Co.	220,151	10,457,173
Intuit, Inc.	134,983	11,064,557
JB Hunt Transport Services, Inc.	756,459	58,444,022
Johnson Controls, Inc.	1,631,003	77,048,582
JPMorgan Chase & Co.	5,505,020	317,474,503
Kimberly-Clark Corp.	87,464	9,084,886
KLA-Tencor Corp.	123,113	8,801,348
The Kroger Co.	251,034	12,295,645
L-3 Communications Holdings, Inc.	105,890	11,114,214
Lear Corp.	160,258	15,091,496
Liberty Media Corp., Class A (a)(b)	1,766,323	83,105,497
Liberty Media Corp., Class C (a)	3,532,646	166,034,362
Lincoln National Corp.	321,472	16,841,918
Macy's, Inc.	161,407	9,327,711
Marathon Oil Corp.	2,538,015	98,348,081
Marathon Petroleum Corp. (d)	114,827	9,585,758
Marsh & McLennan Cos., Inc.	1,275,506	64,757,440
Mastercard, Inc., Class A	4,745,639	351,889,132
Mattel, Inc.	1,389,554	49,224,950
McDonald's Corp.	1,456,403	137,717,468
McKesson Corp.	1,154,985	221,595,422
Medtronic, Inc.	1,327,200	81,941,328
MetLife, Inc. (d)	1,199,709	63,104,693
Mettler-Toledo International, Inc. (a)(b)	163,905	42,146,532
Microsoft Corp.	261,491	11,285,952
Motorola Solutions, Inc.	152,608	9,718,077
Murphy Oil Corp.	131,050	8,142,137
Mylan, Inc. (a)	520,706	25,707,255
NextEra Energy Partners LP (a)	264,100	8,989,964
NextEra Energy, Inc.	1,079,764	101,379,042
Northrop Grumman Corp.	116,025	14,302,402
NRG Energy, Inc.	1,034,762	32,036,232
Ocwen Financial Corp. (a)(b)	1,316,087	39,706,345
Oracle Corp.	5,237,154	211,528,650
PACCAR, Inc.	891,170	55,493,156
Parker Hannifin Corp.	86,612	9,956,049
Parsley Energy, Inc., Class A (a)	3,079,365	69,501,268
PerkinElmer, Inc.	1,081,802	50,000,888

Common Stocks	Shares	Value

United States (continued)
Perrigo Co. PLC	361,275	$54,353,824
Pfizer, Inc. (d)	8,533,830	244,920,921
Phillips 66 (d)	2,972,793	241,123,240
Pitney Bowes, Inc.	391,314	10,588,957
PPG Industries, Inc.	79,504	15,770,413
PPL Corp.	2,273,233	74,993,957
Precision Castparts Corp.	582,343	133,240,078
The Procter & Gamble Co.	6,346,036	490,675,504
Prudential Financial, Inc. (d)	490,213	42,633,825
Raytheon Co.	148,220	13,453,929
Regeneron Pharmaceuticals, Inc. (a)(b)	59,739	18,890,667
Regions Financial Corp.	7,301,823	74,040,485
Reinsurance Group of America, Inc.	138,553	11,120,264
Rockwell Automation, Inc.	1,346,465	150,346,282
Rowan Cos. PLC, Class A	1,293,473	39,476,796
Santander Consumer USA Holdings, Inc.	935,611	17,935,663
Schlumberger Ltd.	1,623,154	175,933,662
Sealed Air Corp.	1,558,257	50,051,215
Sempra Energy	893,869	89,127,678
Sigma-Aldrich Corp.	113,964	11,444,265
The St. Joe Co. (a)(e)	9,138,361	208,720,165
Stanley Black & Decker, Inc.	1,116,521	97,639,761
Team Health Holdings, Inc. (a)	627,501	35,485,182
Tenet Healthcare Corp. (a)(b)(d)	1,010,528	53,325,563
Thermo Fisher Scientific, Inc.	1,182,476	143,670,834
TIBCO Software, Inc. (a)	3,144,245	60,683,928
Time Warner Cable, Inc.	90,931	13,194,088
Torchmark Corp.	196,461	10,361,353
The Travelers Cos., Inc.	248,000	22,210,880
Twitter, Inc. (a)	1,566,312	70,781,639
Twitter, Inc., (a)(f)(Acquired 12/27/12 - 2/26/13, cost $107,811,903)	6,347,727	272,511,094
Union Pacific Corp.	2,349,915	231,020,144
United Continental Holdings, Inc. (a)	5,030,241	233,352,880
United Parcel Service, Inc., Class B	2,792,870	271,159,748
United Technologies Corp.	2,076,551	218,349,338
UnitedHealth Group, Inc.	2,339,193	189,591,593
Universal Health Services, Inc.	882,521	94,076,739
US Bancorp	2,195,180	92,263,415
Valero Energy Corp.	271,647	13,799,668
Veeva Systems, Inc., Class A (a)(b)(e)	4,224,277	100,537,793
Verizon Communications, Inc.	5,240,457	264,265,425
Vertex Pharmaceuticals, Inc. (a)	748,555	66,554,025
Viacom, Inc., Class B	118,732	9,815,574
Visa, Inc., Class A	2,077,143	438,297,944
VMware, Inc., Class A (a)(b)	327,026	32,493,303
Waters Corp. (a)	591,964	61,232,756

BlackRock Global Allocation Fund, Inc.	July 31, 2014	6

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value

United States (concluded)
WellCare Health Plans, Inc. (a)		635,993	$39,673,243
WellPoint, Inc.		110,031	12,082,504
Wells Fargo & Co.		8,394,038	427,256,534
Western Digital Corp.		187,067	18,674,899
Wyndham Worldwide Corp.		147,081	11,111,970
Zimmer Holdings, Inc.		398,230	39,850,876

			17,425,045,110

Total Common Stocks — 62.9%			36,971,086,634

Corporate Bonds		Par (000)

Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (e)	USD	6,511	5,013,470
YPF SA (e):
8.88%, 12/19/18		35,762	37,013,670
8.75%, 4/04/24		35,339	36,752,560

			78,779,700

Australia — 0.2%
FMG Resources August 2006 Property Ltd. (e):
6.00%, 4/01/17		18,631	18,957,042
8.25%, 11/01/19		9,157	9,820,883
6.88%, 4/01/22		14,673	15,608,404
TFS Corp. Ltd., 11.00%, 7/15/18 (e)		57,480	59,779,200

			104,165,529

Brazil — 0.2%
Odebrecht Finance Ltd., 4.38%, 4/25/25 (e)		30,805	29,227,784
Petrobras Global Finance BV, 2.37%, 1/15/19 (g)		85,095	84,839,715

			114,067,499

Canada — 0.0%
Viterra, Inc., 5.95%, 8/01/20 (e)		13,326	15,009,820

Cayman Islands — 0.0%
Petrobras International Finance Co., 5.38%, 1/27/21		17,200	17,717,032

Chile — 0.2%
Banco Del Estado De Chile/New York, 2.03%, 4/02/15		39,112	39,502,142
Banco Santander Chile, 2.11%, 6/07/18 (e)(g)		40,084	40,885,680

Corporate Bonds		Par (000)	Value

Chile (concluded)
Inversiones Alsacia SA, 8.00%, 8/18/18 (e)	USD	33,554	$22,313,490

			102,701,312

China — 0.0%
Celestial Nutrifoods Ltd., 0.01%, 6/12/49 (a)(h)	SGD	88,600	710,220
China Milk Products Group Ltd., 0.00%, 1/15/49 (a)(h)(i)	USD	39,500	395,000
SINA Corp., 1.00%, 12/01/18 (e)(j)		29,594	27,207,984

			28,313,204

Colombia — 0.0%
Colombia Telecomunicaciones SA ESP, 5.38%, 9/27/22 (e)		16,361	16,524,610

France — 0.2%
BNP Paribas SA, 2.40%, 12/12/18		89,340	89,461,592

Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (e)		13,784	13,852,920

Hong Kong — 0.1%
FU JI Food and Catering Services Holdings Ltd., 0.00%, 10/18/10 (a)(h)(j)	CNY	190,300	3
Hutchison Whampoa International Ltd., 3.50%, 1/13/17 (e)	USD	32,229	33,760,296
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		24,392	25,735,414

			59,495,713

India — 0.3%
REI Agro Ltd. (a)(h)(j):
5.50%, 11/13/14		8,271	2,088,428
5.50%, 11/13/14 (e)		46,516	11,745,290
State Bank of India, 3.62%, 4/17/19 (e)		43,387	43,563,238
Suzlon Energy, Ltd., Series SUEL, 3.25%, 7/16/19 (e)(j)		102,956	92,660,400

			150,057,356

Indonesia — 0.0%
Bumi Investment Property Ltd., 10.75%, 10/06/17 (e)		21,164	9,841,260

Ireland — 0.1%
Nara Cable Funding Ltd., 8.88%, 12/01/18 (e)	EUR	49,377	63,124,988

BlackRock Global Allocation Fund, Inc.	July 31, 2014	7

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

Ireland (concluded)
Ono Finance II PLC, 10.88%, 7/15/19 (e)	USD	5,695	$6,179,075

			69,304,063

Italy — 0.2%
Intesa Sanpaolo SpA:
3.13%, 1/15/16		16,068	16,484,274
3.88%, 1/16/18		16,534	17,232,065
3.88%, 1/15/19		30,078	31,207,489
Telecom Italia SpA, 5.30%, 5/30/24 (e)		43,375	42,073,750

			106,997,578

Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		38,580	39,006,656

Luxembourg — 0.2%
Capsugel Finance Co. SCA, 9.88%, 8/01/19 (e)	EUR	9,924	14,272,898
Intelsat Jackson Holdings SA, 7.50%, 4/01/21	USD	36,428	38,886,890
Matterhorn Mobile SA, 6.75%, 5/15/19 (e)	CHF	5,000	5,840,770
Telecom Italia Finance SpA, 6.13%, 11/15/16 (e)	EUR	40,800	64,084,799

			123,085,357

Mexico — 0.1%
Trust F/1401, 5.25%, 12/15/24 (e)	USD	35,182	36,809,168

Netherlands — 0.4%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(e)(h)(j)		140,850	101,792,295
Rabobank Nederland, 3.95%, 11/09/22		16,959	17,093,960
Volkswagen International Finance NV, 5.50%, 11/09/15 (e)(j)	EUR	64,100	94,588,095

			213,474,350

Singapore — 0.4%
CapitaLand Ltd. (j):
2.10%, 11/15/16	SGD	64,500	51,406,112
2.95%, 6/20/22		122,000	98,098,758
1.95%, 10/17/23 (e)		52,500	43,397,194
Olam International Ltd., 6.00%, 10/15/16 (j)	USD	47,800	52,580,000

			245,482,064

South Korea — 0.1%
Export-Import Bank of Korea, 2.88%, 9/17/18		19,188	19,651,735

Corporate Bonds		Par (000)	Value

South Korea (concluded)
Zeus Cayman II, 0.00%, 8/18/16 (i)(j)	JPY	756,000	$14,332,508

			33,984,243

Spain — 0.0%
Telefonica SA, 6.00%, 7/14/17	EUR	19,200	26,159,684

Switzerland — 0.0%
UBS AG/Stamford CT, 5.88%, 12/20/17	USD	13,696	15,561,519

United Arab Emirates — 0.3%
Dana Gas Sukuk Ltd. (e):
7.00%, 10/31/17 (j)		108,232	108,231,690
9.00%, 10/31/17		58,725	57,550,049

			165,781,739

United Kingdom — 0.5%
BAT International Finance PLC, 2.13%, 6/07/17 (e)		29,119	29,643,433
Delta Topco Ltd., 10.00%, 11/24/60 (j)(k)		65,816	65,966,592
Essar Energy PLC, 4.25%, 2/01/16		41,100	41,100,000
Lloyds Bank PLC, 2.30%, 11/27/18		11,792	11,885,369
Lloyds TSB Bank PLC, 13.00% (g)(l)	GBP	51,874	146,213,843

			294,809,237

United States — 3.1%
Ally Financial, Inc.:
2.75%, 1/30/17	USD	44,714	44,769,892
3.50%, 1/27/19		30,683	30,376,170
American Tower Corp., 3.40%, 2/15/19		12,677	13,139,596
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 7/15/17		21,126	21,187,350
AT&T, Inc., 2.38%, 11/27/18		75,487	76,472,785
Bank of America Corp.:
2.00%, 1/11/18		41,745	41,790,878
1.30%, 3/22/18 (g)		22,339	22,699,127
6.88%, 4/25/18		28,049	32,735,203
2.60%, 1/15/19		28,412	28,558,521
Best Buy Co., Inc., 5.00%, 8/01/18		27,408	27,990,420
BioMarin Pharmaceutical, Inc. (j):
0.75%, 10/15/18		11,220	11,486,475
1.50%, 10/15/20		11,220	11,788,013
Brookdale Senior Living, Inc., 2.75%, 6/15/18 (j)		5,867	8,001,121
Building Materials Corp. of America, 6.88%, 8/15/18 (e)		10,529	10,897,515
Cablevision Systems Corp., 5.88%, 9/15/22		17,908	17,639,380

BlackRock Global Allocation Fund, Inc.	July 31, 2014	8

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value

United States (continued)
Capital One Bank USA NA, 2.15%, 11/21/18	USD	32,665	$32,629,167
Chesapeake Energy Corp., 3.48%, 4/15/19 (g)		8,675	8,696,688
CIT Group, Inc., 4.75%, 2/15/15 (e)		33,263	33,678,787
Citigroup, Inc., 5.95% (g)(l)		21,828	21,762,516
Cobalt International Energy, Inc. (j):
2.63%, 12/01/19		69,126	61,435,732
3.13%, 5/15/24		85,370	83,929,381
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		5,770	5,438,225
Cubist Pharmaceuticals, Inc., 2.50%, 11/01/17 (j)		18,487	39,770,159
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		69,755	69,506,881
2.38%, 1/16/18		30,603	31,068,686
5.00%, 5/15/18		38,996	42,944,657
Forest City Enterprises, Inc., 4.25%, 8/15/18 (j)		30,995	34,520,681
Forest Laboratories, Inc. (e):
4.38%, 2/01/19		37,070	39,701,970
5.00%, 12/15/21		26,188	28,518,732
General Electric Capital Corp.:
5.55%, 5/04/20		20,917	24,098,099
6.38%, 11/15/67 (g)		33,375	37,146,375
General Motors Financial Co., Inc., 3.50%, 7/10/19		44,358	44,185,048
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (j)		41,254	165,866,864
HSBC USA, Inc., 1.63%, 1/16/18		30,587	30,524,083
Hughes Satellite Systems Corp., 7.63%, 6/15/21		9,375	10,593,750
Hyundai Capital America, 2.13%, 10/02/17 (e)		17,991	18,194,946
Intel Corp., 3.25%, 8/01/39 (j)		16,771	27,787,451
JPMorgan Chase & Co., 6.13%, 6/27/17		22,027	24,698,897
Morgan Stanley, 7.30%, 5/13/19		18,163	21,927,772
Mylan, Inc.:
3.75%, 9/15/15 (d)(j)		36,462	135,274,020
2.55%, 3/28/19		34,136	34,155,423
NBCUniversal Enterprise, Inc., 5.25% (e)(l)		27,711	28,854,079
Reliance Holding USA, Inc. (e):
4.50%, 10/19/20		23,331	24,453,174
5.40%, 2/14/22		9,888	10,708,971
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		21,452	21,773,780
Salesforce.com, Inc., 0.25%, 4/01/18 (j)		60,059	66,515,342
SunGard Data Systems, Inc., 7.38%, 11/15/18		13,188	13,773,218

Corporate Bonds		Par (000)	Value

United States (concluded)
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (j)	USD	31,592	$41,444,755
Texas Industries, Inc., 9.25%, 8/15/20		18,446	20,936,210
WellPoint, Inc., 2.75%, 10/15/42 (j)		33,766	52,864,894
Xerox Corp., 6.35%, 5/15/18		17,876	20,573,864

			1,809,485,723

Total Corporate Bonds — 6.8%			3,979,928,928

Floating Rate Loan Interests (g)

Canada — 0.0%
Essar Steel Algoma, Inc., ABL Term Loan, 10.25%, 9/20/14		18,361	18,361,233

Chile — 0.1%
GNL Quintero SA, Term Loan, 1.24%, 6/20/23		36,178	33,862,421

Cyprus — 0.0%
Drillships Ocean Ventures Inc., Term Loan B, 4.50%, 7/18/21		28,114	28,207,537

Germany — 0.1%
Deutsche Raststatten Holding GmbH:
New EUR Term Loan A, 3.41%, 12/10/18	EUR	28,153	37,599,365
New EUR Term Loan B, 3.66%, 12/10/19		11,352	15,189,917

			52,789,282

Ireland — 0.1%
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.16%, 2/27/21	USD	77,128	76,724,752

Luxembourg — 0.0%
Mallinckrodt International Finance SA, Term Loan B, 3.50%, 3/19/21		14,866	14,769,611

Norway — 0.1%
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		30,390	30,465,715

United Kingdom — 0.2%
Delta Debtco Ltd., Term Loan, 9.25%, 10/30/19		95,056	98,977,060

United States — 0.7%
AP One Channel Center Owner LP, Mezzanine Term Loan, 6.40%, 7/15/19		23,359	23,359,000

BlackRock Global Allocation Fund, Inc.	July 31, 2014	9

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (g)		Par (000)	Value

United States (concluded)
Fieldwood Energy LLC, 2nd Lien Term Loan, 8.38%, 9/30/20	USD	41,969	$42,787,056
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		143,855	142,883,703
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		27,823	28,031,302
Seadrill Partners Finco LLC, Term Loan B, 4.00%, 2/21/21		48,594	47,948,625
Sheridan Investment Partners II LP:
Term Loan A, 4.25%, 12/16/20		63,270	63,152,010
Term Loan B, 4.25%, 12/16/20		3,282	3,276,234
Term Loan M, 4.25%, 12/16/20		8,801	8,784,912
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		61,070	60,662,968

			420,885,810

Total Floating Rate Loan Interests — 1.3%			775,043,421

Foreign Agency Obligations

Argentina Boden Bonds, 7.00%, 10/03/15		33,636	31,686,529
Argentina Bonar Bonds:
7.00%, 4/17/17		121,808	108,686,824
8.75%, 5/07/24		38,385	35,202,547
Australia Government Bond:
2.75%, 4/21/24	AUD	236,916	206,407,819
Series 133, 5.50%, 4/21/23		298,463	320,355,429
Brazil Notas do Tesouro Nacional:
10.00%, 1/01/21	BRL	1,963,219	797,017,400
10.00%, 1/01/23		393,255	156,924,454
6.00%, 8/15/24		13,228	14,745,592
10.00%, 1/01/25		290,200	113,263,373
Brazilian Government International Bond, 4.88%, 1/22/21	USD	62,610	67,430,970
Bundesrepublik Deutschland, Series 2007, 4.25%, 7/04/17	EUR	344,702	517,861,726
Canadian Government Bond:
4.00%, 6/01/16	CAD	53,042	51,180,288
1.50%, 3/01/17		87,572	81,050,382
3.50%, 6/01/20		64,367	64,970,911
Indonesia Treasury Bond, 7.88%, 4/15/19	IDR	684,217,000	59,069,306
Mexican Bonos, 10.00%, 12/05/24	MXN	55,765	556,442,474
Poland Government Bond:
5.25%, 10/25/20	PLN	628,984	226,110,102

Foreign Agency Obligations		Par (000)	Value

Poland Government Bond (concluded):
5.75%, 10/25/21	PLN	811,693	$301,364,081
Provincia de Buenos Aires, 10.88%, 1/26/21	USD	14,766	13,658,550
United Kingdom Gilt, 2.25%, 9/07/23	GBP	457,474	749,283,165

Total Foreign Agency Obligations — 7.6%			4,472,711,922

U.S. Treasury Obligations
U.S. Treasury Notes:
0.25%, 1/15/15 (g)	USD	185,536	185,680,904
0.25%, 3/31/15 (m)		301,447	301,753,470
2.25%, 3/31/16 (n)		391,436	403,530,074
1.25%, 10/31/18		307,457	303,229,762
2.25%, 4/30/21		435,217	436,611,100
2.00%, 5/31/21		581,053	573,018,298
2.00%, 11/15/21		75,568	74,174,677
1.75%, 5/15/22		88,941	85,153,687
2.75%, 2/15/24		191,284	194,870,983
2.50%, 5/15/24		57,773	57,492,650

Total U.S. Treasury Obligations — 4.4%			2,615,515,605

Total Fixed Income Securities— 20.1%			11,843,199,876

Investment Companies		Shares

United States — 0.9%
ETFS Gold Trust (a)(c)		1,280,717	161,114,199
ETFS Palladium Trust (a)(c)		442,008	37,402,717
ETFS Platinum Trust (a)(c)		359,211	51,011,554
iShares Gold Trust (a)(o)		11,663,809	144,864,508
SPDR Gold Shares (a)(c)		1,298,368	160,205,627

Total Investment Companies — 0.9%			554,598,605

Preferred Securities

Capital Trusts		Par (000)

Germany — 0.0%
Deutsche Bank Capital Funding Trust VII, 5.63% (e)(g)(l)	USD	6,863	7,051,733

Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (g)		29,344	31,471,440

BlackRock Global Allocation Fund, Inc.	July 31, 2014	10

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Capital Trusts		Par (000)	Value
United States — 0.4%
General Electric Capital Corp., Series B, 6.25% (g)(l)	USD	44,000	$48,840,000
The Goldman Sachs Group, Inc., Series L, 5.70% (g)(l)		50,458	51,391,473
JPMorgan Chase & Co., Series Q, 5.15% (g)(l)		56,433	53,363,045
Morgan Stanley, Series H, 5.45% (g)(l)		37,352	37,398,690
USB Capital IX, 3.50% (g)(l)		42,475	36,422,312

			227,415,520

Total Capital Trusts — 0.5%			265,938,693

Preferred Stocks		Shares

Israel — 0.2%
Mobileye, Inc., Class F2, 0.00% (e)(f)(Acquired 8/15/13, cost $50,286,503)		7,192,720	143,494,764

United Kingdom — 0.2%
HSBC Holdings PLC, Series 2, 8.00%		1,233,925	33,402,350
Royal Bank of Scotland Group PLC:
Series M, 6.40%		1,010,975	24,738,558
Series Q, 6.75%		788,333	19,637,375
Series T, 7.25%		1,146,660	28,861,432

			106,639,715
United States — 1.2%
American Tower Corp., Series A, 3.40%		233,294	25,743,993
Cliffs Natural Resources, Inc., 7.00% (b)		1,184,967	19,101,668
Crown Castle International Corp., Series A, 4.50% (j)		531,675	53,289,785
Dominion Resources, Inc., 0.00%		566,000	28,696,200
DropBox, Inc., Series C, 0.00% (a)(f)(Acquired 1/28/14, cost $150,070,985)		7,856,626	136,862,425
Fannie Mae, Series S, 8.25% (b)(g)		3,617,026	41,704,310
Forestar Group, Inc., 6.00%		1,175,795	30,276,721
Health Care REIT, Inc., Series I, 6.50% (j)		841,026	48,771,098
NextEra Energy, Inc., 5.60% (j)		754,206	47,288,716
Palantir Technologies, Inc., 0.00% (a)(f)(Acquired 3/27/14, cost $58,747,474)		9,583,601	58,747,474

Preferred Stocks		Shares	Value

United States (concluded)
Stanley Black & Decker, Inc., 6.25% (a)(b)(j)		161,207	$18,280,874
U.S. Bancorp, 7.50% (g)		579,854	15,847,410
Uber Technologies, Inc., Series D, 0.00% (a)(f)(j)(Acquired 6/06/14, cost $90,664,966)		1,461,108	90,664,966
United Technologies Corp., 7.50% (j)		410,211	24,333,717
US Bancorp, Series F, 6.00% (g)		1,115,051	31,622,846
Wells Fargo & Co., Series L, 7.50%		20,536	24,848,560

			696,080,763

Total Preferred Stocks — 1.6%			946,215,242

Trust Preferreds
United States — 0.3%
Citigroup Capital XIII, 7.88%		2,017,771	53,668,294
Continental Airlines Finance Trust II, 6.00% (j)		104,150	5,119,493
GMAC Capital Trust I, Series 2, 8.13%		2,486,820	66,525,371
RBS Capital Funding Trust VII, 6.08% (j)(l)		2,133,711	50,768,097
Total Trust Preferreds — 0.3%			176,081,255

Total Preferred Securities — 2.4%			1,388,235,190

Warrants

Australia — 0.0%
TFS Corp. Ltd., (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		21,267,513	14,559,463

Total Long-Term Investments (Cost — $41,832,325,081) — 86.3%			50,788,237,616

Short-Term Securities		Par (000)

Foreign Agency Obligations — 1.9%

Japan Treasury Discount Bill:
0.05%, 8/04/14	JPY	17,920,000	174,208,182
0.03%, 9/16/14		25,180,000	244,778,080
Mexico Cetes:
3.55%, 8/07/14	MXN	88,536	66,933,090
3.46%, 8/21/14		98,945	74,705,106
3.47%, 9/04/14		87,944	66,312,322
3.48%, 9/18/14		85,917	64,696,664

BlackRock Global Allocation Fund, Inc.	July 31, 2014	11

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Foreign Agency Obligations (o)		Par (000)	Value

Mexico Cetes (concluded):
3.52%, 10/16/14	MXN	233,471	$175,504,292
3.54%, 11/13/14		93,440	70,078,993
2.99%, 12/11/14		82,250	61,540,047
3.05%, 12/11/14		198,727	148,688,723

Total Foreign Agency Obligations — 1.9%			1,147,445,499

Money Market — 1.7%		Shares

BlackRock Liquidity Series, LLC, Money Market Series, 0.19% (o)(q)(r)	USD	1,004,781,749	1,004,781,749

Time Deposits		Par (000)

Denmark — 0.0%
Brown Brothers Harriman & Co., 0.00%, 8/01/14	DKK	967	173,629
Hong Kong — 0.0%
Brown Brothers Harriman & Co., 0.01%, 8/01/14	HKD	2,947	380,231
United Kingdom — 0.0%
Wells Fargo Co., 0.08%, 8/01/14	GBP	457	770,841
United States — 0.0%
Wells Fargo Co., 0.00%, 8/01/14	EUR	118	157,499

Total Time Deposits — 0.0%			1,482,200

U.S. Treasury Obligations — 11.9%

U.S. Treasury Bills:
0.05% - 0.06%, 8/07/14	USD	245,350	245,348,016
0.03% - 0.07%, 8/14/14		724,200	724,190,662
0.03% - 0.07%, 8/21/14		935,651	935,626,099
0.03% - 0.04%, 8/28/14		245,000	244,994,011
0.02% - 0.08%, 9/04/14		860,400	860,366,681

U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bills (concluded):
0.07% - 0.08%, 9/11/14	USD	140,000	$139,987,928
0.02% - 0.04%, 9/18/14		281,000	280,991,881
0.02%, 9/25/14		64,000	63,997,800
0.02%, 10/02/14		273,000	272,993,994
0.02% - 0.05%, 10/09/14		670,300	670,287,264
0.02% - 0.04%, 10/16/14		292,000	291,989,196
0.03%, 10/23/14		725,500	725,470,980
0.03% - 0.04%, 10/30/14		589,400	589,359,331
0.02%, 11/06/14		13,800	13,798,979
0.03% - 0.04%, 11/13/14		62,000	61,993,304
0.03% - 0.05%, 11/20/14		112,500	112,488,750
0.02% - 0.04%, 12/11/14		492,000	491,918,820
0.05%, 1/02/15		258,000	257,947,626
0.05%, 1/15/15		1,469	1,468,642

Total U.S. Treasury Obligations — 11.9%			6,985,219,964

Total Short-Term Securities (Cost — $9,151,602,298) — 15.5%			9,138,929,412

Options Purchased (Cost — $658,474,035) — 1.0%			572,502,095

Total Investments Before Options Written (Cost — $51,642,401,414*) — 102.8%			60,483,111,275

Options Written (Premiums Received — $231,341,795) — (0.4)%			(243,099,591)

Total Investments, Net of Options Written (Cost — $51,411,059,619) — 102.4%			60,240,011,684
Liabilities in Excess of Other Assets — (2.4)%			(1,417,246,079)

Net Assets — 100.0%			$58,822,765,605

*	As of July 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$51,974,419,590

Gross unrealized appreciation	$10,183,780,027
Gross unrealized depreciation	(1,675,088,342)

Net unrealized appreciation	$8,508,691,685

Notes to Schedule of Investments
(a)	Non-income producing security.
(b)	Security, or a portion of security, is on loan.

BlackRock Global Allocation Fund, Inc.	July 31, 2014	12

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

(c)	Investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Shares Purchased	Shares Sold	Shares Held at July 31, 2014	Value at July 31, 2014	Income	Realized Gain (Loss)

ETFS Gold Trust	1,341,690	—	(60,973)	1,280,717	$161,114,199	—	—
ETFS Palladium Trust	457,957	—	(15,949)	442,008	$37,402,717	—	—
ETFS Platinum Trust	370,796	—	(11,585)	359,211	$51,011,554	—	—
Platinum Group Metals Ltd.	—	27,873,417	—	27,873,417	$29,909,568
RHJ International	4,040,441	—	—	4,040,441	$19,596,300	—	—
RHJ International – ADR	890,354	—	—	890,354	$4,314,866	—	—
The St. Joe Co.	9,138,361	—	—	9,138,361	$208,720,165	—	—
Veeva Systems, Inc., Class A	697,228	3,527,049	—	4,224,277	$100,537,793	—	—

(d)	All or a portion of the security has been pledged as collateral in connection with outstanding options written.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $702,280,723 and an original cost of $457,581,831 which was 1.19% of its net assets.
(g)	Variable rate security. Rate shown is as of report date.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)	Zero-coupon bond.
(j)	Convertible security.
(k)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)	Security is perpetual in nature and has no stated maturity date.
(m)	All or a portion of security has been pledged as collateral in connection with outstanding swaps.
(n)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.
(o)	Investments in issuers considered to be an affiliate of the Fund during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Affiliate	Shares/ Beneficial Interest Held at October 31, 2013	Shares/ Beneficial Interest Purchased	Shares Sold	Shares/ Beneficial Interest Held at July 31, 2014	Value at July 31, 2014	Income	Realized Loss

	BlackRock Liquidity Funds, TempFund, Institutional Class	—	—	—	—	—	$2,648	—
	BlackRock Liquidity Series, LLC, Money Market Series	219,813,503	784,968,246[1]	—	1,004,781,749	$1,004,781,749	$6,308,599	—
	iShares Gold Trust	11,836,612	—	(172,803)	11,663,809	$144,864,508	—	$(311,979)
[1]	Represents net shares/beneficial interest purchased.

(p)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(q)	Represents the current yield as of report date.
(r)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

BlackRock Global Allocation Fund, Inc.	July 31, 2014	13

Schedule of Investments (continued)

Portfolio Abbreviations

ADR	American Depositary Receipts
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
CVA	Certificaten Van Aandelen (Dutch Certificate)
DKK	Danish Krone
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LIFFE	London International Financial Futures and Options Exchange
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
NYSE	New York Stock Exchange
PLN	Polish Zloty
REIT	Real Estate Investment Trust
S&P	Standard and Poor’s
SGD	Singapore Dollar
SPDR	Standard & Poor's Depository Receipts
USD	U.S. Dollar

•	Financial futures contracts outstanding as of July 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)

(571)	Nikkei 225 Index	Chicago Mercantile	September 2014	USD	42,992,223	$(658,911)
(35)	S&P/TSX 60 Index	Montreal Exchange	September 2014	USD	5,668,822	(117,823)
(8,287)	Euro Stoxx 50 Index	Eurex Mercantile	September 2014	USD	346,106,350	10,828,429
(368)	FTSE 100 Index	Euronext LIFFE	September 2014	USD	41,517,984	360,717
(13,337)	MSCI Emerging Markets Mini Index	NYSE LIFFE	September 2014	USD	703,260,010	(8,704,206)
(822)	Russell 2000 E-Mini Index	Chicago Mercantile	September 2014	USD	91,792,740	3,593,271
(35,632)	S&P 500 E-Mini Index	Chicago Mercantile	September 2014	USD	3,429,223,680	23,146,737

Total						$28,448,214

BlackRock Global Allocation Fund, Inc.	July 31, 2014	14

Schedule of Investments (continued)

•	Forward foreign currency exchange contracts outstanding as of July 31, 2014 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	21,561,020,000	USD	209,699,811	Credit Suisse International	8/1/2014	(94,795)
JPY	15,318,671,659	USD	1,489,998,222	JPMorgan Chase Bank N.A.	8/1/2014	(79,667)
USD	210,678,223	JPY	21,561,020,000	Credit Suisse International	8/1/2014	1,073,207
USD	149,604,000	JPY	15,318,671,659	JPMorgan Chase Bank N.A.	8/1/2014	683,846
USD	176,291,195	JPY	17,920,000,000	HSBC Bank USA N.A.	8/4/2014	2,082,281
USD	108,298,929	JPY	11,086,344,735	Credit Suisse International	8/7/2014	521,409
USD	197,957,750	EUR	146,195,700	Deutsche Bank AG	8/7/2014	2,192,531
USD	65,609,684	MXN	885,363,320	Deutsche Bank AG	8/7/2014	(1,346,873)
USD	147,929,822	JPY	15,140,617,332	HSBC Bank USA N.A.	8/7/2014	738,100
USD	145,650,109	EUR	107,565,000	Morgan Stanley Capital Services LLC	8/7/2014	1,613,823
AUD	159,906,000	USD	151,367,020	Morgan Stanley Capital Services LLC	8/8/2014	(2,797,260)
CHF	128,873,285	USD	143,370,159	HSBC Bank USA N.A.	8/8/2014	(1,553,496)
USD	59,806,000	BRL	138,563,923	Deutsche Bank AG	8/8/2014	(1,197,016)
USD	89,709,000	BRL	208,437,964	Deutsche Bank AG	8/8/2014	(2,056,188)
USD	144,629,240	EUR	106,584,000	JPMorgan Chase Bank N.A.	8/8/2014	1,544,579
USD	149,514,509	AUD	159,906,000	Morgan Stanley Capital Services LLC	8/8/2014	944,749
USD	120,374,708	JPY	12,268,831,000	UBS AG	8/8/2014	1,100,795
USD	843,415,429	EUR	62,253,400	Credit Suisse International	8/14/2014	978,492
USD	55,241,011	EUR	40,776,700	Deutsche Bank AG	8/14/2014	637,254
USD	124,909,890	JPY	12,756,547,409	HSBC Bank USA N.A.	8/14/2014	890,296
USD	142,461,944	EUR	105,176,000	UBS AG	8/14/2014	1,621,591
CHF	128,458,496	USD	143,196,254	HSBC Bank USA N.A.	8/15/2014	(1,829,366)
USD	143,869,728	EUR	105,997,000	Credit Suisse International	8/15/2014	1,929,536
USD	60,240,000	BRL	134,955,672	Deutsche Bank AG	8/15/2014	947,831
USD	60,200,000	BRL	134,258,040	Deutsche Bank AG	8/15/2014	1,214,332
USD	145,851,111	EUR	107,472,000	JPMorgan Chase Bank N.A.	8/15/2014	1,935,752
USD	150,499,000	JPY	15,260,448,101	Morgan Stanley Capital Services LLC	8/15/2014	2,135,550
GBP	85,597,561	EUR	108,118,000	Deutsche Bank AG	8/21/2014	1,409,033
GBP	85,597,561	EUR	108,118,000	Deutsche Bank AG	8/21/2014	(1,697,573)
USD	146,665,159	EUR	108,090,000	Credit Suisse International	8/21/2014	1,919,519
USD	117,597,187	JPY	11,951,284,500	Credit Suisse International	8/21/2014	1,401,744
USD	74,592,327	MXN	989,452,300	Credit Suisse International	8/21/2014	(158,205)
USD	147,171,275	EUR	108,463,000	Deutsche Bank AG	8/21/2014	1,926,143
USD	240,591,318	JPY	24,546,281,102	JPMorgan Chase Bank N.A.	8/22/2014	1,940,629
USD	146,982,096	EUR	108,118,000	Morgan Stanley Capital Services LLC	8/22/2014	2,198,508
USD	144,272,195	EUR	106,102,000	UBS AG	8/22/2014	2,188,283
USD	141,315,403	EUR	103,256,200	BNP Paribas S.A.	8/28/2014	3,039,777
USD	142,148,958	JPY	14,426,271,289	BNP Paribas S.A.	8/28/2014	1,885,043
USD	150,325,255	EUR	109,801,000	Deutsche Bank AG	8/28/2014	3,285,155
USD	148,289,151	JPY	15,051,245,061	UBS AG	8/28/2014	1,948,734
USD	245,820,235	EUR	181,602,100	Deutsche Bank AG	8/29/2014	2,626,870
USD	89,752,000	JPY	9,230,679,068	BNP Paribas S.A.	9/4/2014	262
USD	65,888,379	MXN	879,445,140	UBS AG	9/4/2014	(482,334)
USD	209,737,549	JPY	21,561,020,000	Credit Suisse International	9/5/2014	94,013
USD	149,026,783	JPY	15,318,671,659	JPMorgan Chase Bank N.A.	9/5/2014	79,262
USD	14,043,754	EUR	10,327,900	Brown Brothers Harriman & Co.	9/8/2014	212,655
USD	183,784,553	EUR	134,966,001	BNP Paribas S.A.	9/11/2014	3,036,626
USD	114,441,307	JPY	11,616,021,527	Deutsche Bank AG	9/11/2014	1,491,026

BlackRock Global Allocation Fund, Inc.	July 31, 2014	15

Schedule of Investments (continued)

•	Forward foreign currency exchange contracts outstanding as of July 31, 2014 were as follows (concluded):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	54,487,736	EUR	40,014,200	JPMorgan Chase Bank N.A.	9/11/2014	900,287
USD	120,021,063	JPY	12,182,377,970	Morgan Stanley Capital Services LLC	9/11/2014	1,563,723
USD	143,809,325	EUR	105,408,100	Credit Suisse International	9/12/2014	2,645,197
USD	59,720,000	JPY	6,044,679,240	Deutsche Bank AG	9/12/2014	943,175
USD	116,261,515	JPY	11,821,563,875	JPMorgan Chase Bank N.A.	9/12/2014	1,311,827
USD	134,728,068	EUR	98,751,800	Morgan Stanley Capital Services LLC	9/12/2014	2,478,158
USD	247,250,589	JPY	25,180,000,000	Deutsche Bank AG	9/16/2014	2,400,416
GBP	35,200,000	USD	59,959,328	HSBC Bank USA N.A.	9/18/2014	(552,904)
GBP	52,791,000	USD	89,942,138	Morgan Stanley Capital Services LLC	9/18/2014	(847,691)
USD	117,822,153	JPY	11,954,730,522	BNP Paribas S.A.	9/18/2014	1,572,841
USD	67,228,335	JPY	6,820,314,540	Credit Suisse International	9/18/2014	906,733
USD	181,797,129	JPY	18,445,863,871	JPMorgan Chase Bank N.A.	9/18/2014	2,427,215
USD	65,289,451	MXN	859,170,000	UBS AG	9/18/2014	513,255
GBP	35,074,382	EUR	44,355,000	Morgan Stanley Capital Services LLC	9/19/2014	445,212
GBP	35,074,382	EUR	44,355,000	Morgan Stanley Capital Services LLC	9/19/2014	(653,533)
USD	151,313,399	JPY	15,352,287,678	BNP Paribas S.A.	9/19/2014	2,024,794
USD	175,576,556	JPY	17,816,631,000	Morgan Stanley Capital Services LLC	9/19/2014	2,324,202
USD	177,039,773	MXN	2,334,712,000	Credit Suisse International	10/16/2014	1,361,739
USD	71,467,054	MXN	934,396,000	Deutsche Bank AG	11/13/2014	1,292,890
USD	151,058,599	MXN	1,987,266,500	BNP Paribas S.A.	12/11/2014	2,102,782
USD	62,557,043	MXN	822,500,000	Morgan Stanley Capital Services LLC	12/11/2014	906,449
CNY	694,669,000	USD	63,288,807	Deutsche Bank AG	1/30/2015	176,165
CNY	522,404,104	USD	84,367,588	Deutsche Bank AG	1/30/2015	(362,100)
CNY	368,174,619	USD	58,874,969	JPMorgan Chase Bank N.A.	1/30/2015	329,559
USD	30,087,000	CNY	184,087,310	Deutsche Bank AG	1/30/2015	484,736
USD	30,087,000	CNY	184,102,353	Deutsche Bank AG	1/30/2015	482,317
USD	30,087,000	CNY	184,222,701	Deutsche Bank AG	1/30/2015	462,964
USD	59,391,000	CNY	364,660,740	Deutsche Bank AG	1/30/2015	751,523
USD	30,087,000	CNY	184,012,092	JPMorgan Chase Bank N.A.	1/30/2015	496,831
USD	30,087,000	CNY	184,162,527	JPMorgan Chase Bank N.A.	1/30/2015	472,641
INR	3,849,390,265	USD	60,314,000	Credit Suisse International	6/26/2015	(405,010)
INR	3,496,949,196	USD	54,905,781	Credit Suisse International	6/26/2015	(481,918)
Total						$70,650,938

•	Exchange-traded options purchased as of July 31, 2014 were as follows:

Description	Call	Strike Price		Expiration Date	Contracts	Market Value

SPDR Gold Shares	Call	USD	130.00	12/20/14	27,060	$5,466,120
MetLife, Inc.	Call	USD	50.00	1/17/15	6,337	2,867,492
Prudential Financial, Inc.	Call	USD	82.50	1/17/15	3,565	2,682,663
Aetna, Inc.	Call	USD	80.00	6/19/15	2,238,200	11,638,640
SPDR Gold Shares	Call	USD	135.00	6/19/15	11,874	3,710,625
Total						$26,365,540

BlackRock Global Allocation Fund, Inc.	July 31, 2014	16

Schedule of Investments (continued)

•	OTC options purchased as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
Lululemon Athletica, Inc.	Barclays Bank PLC	Call	USD	40.00	8/15/14	742,462	USD	742	$378,656
Topix Index	Citibank N.A.	Call	JPY	1,246.74	9/12/14	17,202,386	JPY	17,202	8,831,128
Takeda Pharmaceutical Co. Ltd.	Goldman Sachs International	Call	JPY	4,906.34	10/09/14	722,147	JPY	722	153,661
EOG Resources, Inc.	Credit Suisse International	Call	USD	120.00	10/17/14	1,621,135	USD	1,621	3,339,538
Topix Index	Citibank N.A.	Call	JPY	1,178.21	12/12/14	14,995,582	JPY	14,996	17,604,415
Topix Index	UBS AG	Call	JPY	1,240.60	12/12/14	14,937,631	JPY	14,938	10,921,490
Chevron Corp.	Barclays Bank PLC	Call	USD	135.00	12/19/14	1,140,150	USD	1,140	2,434,220
Chevron Corp.	Citibank N.A.	Call	USD	135.00	12/19/14	561,800	USD	562	1,199,443
Chevron Corp.	Deutsche Bank AG	Call	USD	135.00	12/19/14	579,760	USD	580	1,237,788
SPDR Gold Trust	JPMorgan Chase Bank N.A.	Call	USD	130.56	12/31/14	927,289	USD	927	1,879,865
ACE Ltd.	Goldman Sachs International	Call	USD	95.00	1/16/15	2,635,902	USD	2,636	18,040,061
Anadarko Petroleum Corp.	Citibank N.A.	Call	USD	115.00	1/16/15	1,313,700	USD	1,314	6,995,452
Anadarko Petroleum Corp.	Deutsche Bank AG	Call	USD	115.00	1/16/15	3,150,634	USD	3,151	16,777,126
Apache Corp.	Citibank N.A.	Call	USD	110.00	1/16/15	855,400	USD	855	2,587,585
Coca Cola Company	Deutsche Bank AG	Call	USD	45.00	1/16/15	12,129,213	USD	12,129	1,516,152
Electronic Arts, Inc.	Citibank N.A.	Call	USD	37.00	1/16/15	2,226,800	USD	2,227	3,351,334
Google, Inc.	Deutsche Bank AG	Call	USD	600.00	1/16/15	114,179	USD	114	2,563,319
Pfizer, Inc.	Citibank N.A.	Call	USD	32.50	1/16/15	5,856,943	USD	5,857	1,321,853
Merck + Co., Inc.	Deutsche Bank AG	Call	USD	55.00	1/16/15	7,189,986	USD	7,190	24,625,702
Metlife, Inc.	Goldman Sachs International	Call	USD	50.00	1/16/15	4,669,594	USD	4,670	21,129,913
Mylan, Inc.	Deutsche Bank AG	Call	USD	47.00	1/16/15	1,429,400	USD	1,429	7,723,420
Mylan, Inc.	Bank of America N.A.	Call	USD	47.00	1/16/15	1,429,400	USD	1,429	7,723,420
Mylan, Inc.		Call	USD	55.00	1/16/15	1,429,400	USD	1,429	2,830,212
Oracle Corp.	Deutsche Bank AG	Call	USD	42.00	1/16/15	6,064,606	USD	6,065	9,673,047
Prudential Financial, Inc.	Citibank N.A.	Call	USD	87.50	1/16/15	3,577,545	USD	3,578	16,993,339
Siemens AG	Deutsche Bank AG	Call	USD	150.00	1/16/15	1,516,152	USD	1,516	492,749
Tesoro Corp.	Goldman Sachs International	Call	USD	65.00	1/16/15	1,142,252	USD	1,142	4,120,651
Bank of America Corp.	Citibank N.A.	Call	USD	17.00	1/17/15	15,282,673	USD	15,283	5,731,002
Takeda Pharmaceutical Co. Ltd.	Morgan Stanley & Co. International PLC	Call	JPY	5,108.80	1/29/15	708,400	JPY	708	310,121
Coach, Inc.	Bank of America N.A.	Call	USD	60.00	2/20/15	1,199,270	USD	1,199	48,798
Johnson & Johnson	Deutsche Bank AG	Call	USD	105.00	2/20/15	6,004,000	USD	6,004	11,219,855
Topix Index	Morgan Stanley & Co. International PLC	Call	JPY	1,184.43	3/13/15	23,970,955	JPY	23,971	30,240,188
SPDR Gold Trust	JPMorgan Chase Bank N.A.	Call	USD	133.44	3/20/15	819,991	USD	820	1,921,419
Topix Index	Goldman Sachs International	Call	JPY	1,288.50	6/12/15	20,251,585	JPY	20,252	15,091,378
AbbVie, Inc.	Barclays Bank PLC	Call	USD	55.00	6/19/15	2,816,400	USD	2,816	9,592,095
Humana, Inc.	Goldman Sachs International	Call	USD	125.00	6/19/15	1,422,629	USD	1,423	11,919,383
Euro STOXX 50 Index	JPMorgan Chase Bank N.A.	Call	EUR	3,325.00	12/18/15	42,704	EUR	43	7,469,200
STOXX Europe 600 Index	JPMorgan Chase Bank N.A.	Call	EUR	348.12	9/16/16	383,067	EUR	383	5,726,108
Euro STOXX 50 Index	Goldman Sachs International	Call	EUR	3,293.01	12/16/16	101,572	EUR	102	27,053,594
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	347.97	12/16/16	320,701	EUR	321	5,678,592

BlackRock Global Allocation Fund, Inc.	July 31, 2014	17

Schedule of Investments (continued)

•	OTC options purchased as of July 31, 2014 were as follows (concluded):

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
Euro STOXX 50 Index	Morgan Stanley & Co. International PLC	Call	EUR	3,450.00	3/17/17	39,533	EUR	40	$8,397,576
STOXX Europe 600 Index	Credit Suisse International	Call	EUR	355.61	3/17/17	361,239	EUR	361	5,277,881
Euro STOXX 50 Index	Citibank N.A.	Call	EUR	3,500.00	6/16/17	36,703	EUR	37	7,486,321
Euro STOXX 50 Index	Bank of America N.A	Call	EUR	3,600.00	9/15/17	39,432	EUR	39	7,965,598
Euro STOXX 50 Index	Barclays Bank PLC	Call	EUR	3,500.00	12/15/17	40,448	EUR	40	9,965,790
Euro STOXX 50 Index	Goldman Sachs International	Call	EUR	3,500.00	3/16/18	33,589	EUR	34	8,424,352
Euro STOXX 50 Index	UBS AG	Call	EUR	3,600.00	6/15/18	16,276	EUR	16	4,092,883
Euro STOXX 50 Index	Deutsche Bank AG	Call	EUR	3,426.55	9/21/18	15,600	EUR	16	4,993,186
MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	1,019.91	8/15/14	304,497	USD	304	946,188
Russell 2000 Index	Credit Suisse International	Put	USD	1,155.45	8/15/14	225,374	USD	225	9,242,493
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,928.98	8/15/14	150,172	USD	150	3,485,851
S&P 500 Index	Credit Suisse International	Put	USD	1,950.00	8/15/14	168,676	USD	169	5,389,198
S&P 500 Index	Goldman Sachs International	Put	USD	1,853.97	8/15/14	109,169	USD	109	782,895
Euro STOXX 50 Index	JPMorgan Chase Bank N.A.	Put	EUR	3,125.00	9/19/14	67,083	EUR	67	7,181,709
Russell 2000 Index	BNP Paribas S.A.	Put	USD	1,120.00	9/19/14	270,376	USD	270	9,300,934
S&P 500 Index	BNP Paribas S.A.	Put	USD	1,940.00	9/19/14	184,366	USD	184	8,287,252
S&P 500 Index	Credit Suisse International	Put	USD	1,940.00	9/19/14	179,807	USD	180	8,082,325
S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,925.00	9/19/14	205,031	USD	205	7,975,706
Transocean Ltd.	Bank of America N.A.	Put	USD	38.00	1/16/15	1,744,705	USD	1,745	3,794,733
Transocean Ltd.	Bank of America N.A.	Put	USD	40.00	1/16/15	1,161,911	USD	1,162	3,584,495
Transocean Ltd.	Barclays PLC	Put	USD	40.00	1/16/15	477,876	USD	478	1,474,247
Transocean Ltd.	Citibank N.A.	Put	USD	40.00	1/16/15	1,398,660	USD	1,399	4,314,866
Transocean Ltd.	Credit Suisse International	Put	USD	40.00	1/16/15	1,165,356	USD	1,165	3,595,123
Transocean Ltd.	Deutsche Bank AG	Put	USD	43.00	1/16/15	1,893,334	USD	1,893	9,703,337
Transocean Ltd.	Goldman Sachs International	Put	USD	42.00	1/16/15	1,714,206	USD	1,714	7,628,217
Transocean Ltd.	Goldman Sachs International	Put	USD	40.00	1/16/15	454,564	USD	455	1,402,330
Transocean Ltd.	Goldman Sachs International	Put	USD	43.00	1/16/15	USD 1,514,666	USD	1,515	7,762,663
Total									$488,985,421

•	OTC interest rate swaptions purchased as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.80%	Receive	3-month USD LIBOR	9/15/14	USD	1,943,572	$21,548,888
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.90%	Receive	3-month USD LIBOR	9/26/14	USD	1,183,164	3,563,963
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.63%	Receive	3-month USD LIBOR	10/10/14	USD	2,578,555	1,173,397
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.80%	Receive	3-month USD LIBOR	10/28/14	USD	4,460,269	9,095,336

BlackRock Global Allocation Fund, Inc.	July 31, 2014	18

Schedule of Investments (continued)

•	OTC interest rate swaptions purchased as of July 31, 2014 were as follows (concluded):
	Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
	5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.80%	Receive	3-month USD LIBOR	11/17/14	USD	1,172,603	$2,626,865
	10-Year Interest Rate Swap	Goldman Sachs International	Call	2.75%	Receive	3-month USD LIBOR	11/28/14	USD	1,463,897	15,970,045
	10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	3-month JPY LIBOR	1/25/16	JPY	12,066,812	665,210
	10-Year Interest Rate Swap	Goldman Sachs International	Put	1.35%	Pay	3-month JPY LIBOR	1/25/16	JPY	24,235,132	1,336,015
	5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	3-month JPY LIBOR	4/04/18	JPY	12,739,074	1,171,415
	Total									$57,151,134

•	Exchange-Traded options written as of July 31, 2014 were as follows:
Description	Call	Strike Price		Expiration Date	Contracts	Market Value
Aetna, Inc.	Call	USD	90.00	6/19/15	2,238,200	$(3,581,120)
Canadian Natural Resources Ltd.	Call	USD	39.00	9/20/14	2,937	(1,468,500)
Tenet Healthcare Corp.	Call	USD	49.00	11/22/14	5,831	(3,848,460)
Lululemon Athletica, Inc.	Call	USD	42.50	12/20/14	3,137	(727,784)
Total						$(9,625,864)

•	OTC options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
Anadarko Petroleum Corp.	Credit Suisse International	Call	USD	100.00	8/15/14	582,782	USD	583	$(4,778,812)
Anadarko Petroleum Corp.	Deutsche Bank AG	Call	USD	100.00	8/15/14	582,695	USD	583	(4,778,099)
MSCI Emerging Markets Index	Bank of America N.A.	Call	USD	1,108.82	8/15/14	304,497	USD	304	(539,356)
S&P 500 Index	Goldman Sachs International	Call	USD	1,981.99	8/15/14	109,169	USD	109	(289,991)
Cimarex Energy Co.	Deutsche Bank AG	Call	USD	125.00	9/19/14	291,343	USD	291	(4,661,488)
Cimarex Energy Co.	Credit Suisse International	Call	USD	135.00	9/19/14	373,025	USD	373	(3,338,574)
Diamondback Energy, Inc.	Deutsche Bank AG	Call	USD	75.00	9/19/14	291,390	USD	291	(2,709,927)
Diamondback Energy, Inc.	Deutsche Bank AG	Call	USD	80.00	9/19/14	269,134	USD	269	(1,601,347)
Diamondback Energy, Inc.	Goldman Sachs International	Call	USD	75.00	9/19/14	291,281	USD	291	(2,708,913)
Euro STOXX 50 Index	JPMorgan Chase Bank N.A.	Call	EUR	3,300.00	9/19/14	67,083	EUR	67	(1,046,490)
Nestle SA	Morgan Stanley & Co. International PLC	Call	CHF	70.00	9/19/14	460,386	CHF	460	(179,848)
Russell 2000 Index	BNP Paribas S.A.	Call	USD	1,215.00	9/19/14	270,376	USD	270	(563,028)
S&P 500 Index	Credit Suisse International	Call	USD	2,040.00	9/19/14	179,807	USD	180	(386,585)
S&P 500 Index	Morgan Stanley & Co. International PLC	Call	USD	2,040.00	9/19/14	205,031	USD	205	(440,817)
S&P 500 Index	BNP Paribas S.A.	Call	USD	2,050.00	9/19/14	184,366	USD	184	(276,549)

BlackRock Global Allocation Fund, Inc.	July 31, 2014	19

Schedule of Investments (continued)

•	OTC options written as of July 31, 2014 were as follows (continued):
	Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
	Topix Index	Citibank N.A.	Call	JPY	1,318.19	12/12/14	14,995,582	JPY	14,996	$(5,116,336)
	Topix Index	UBS AG	Call	JPY	1,410.88	12/12/14	14,937,631	JPY	14,938	(1,698,438)
	ACE Ltd.	Goldman Sachs International	Call	USD	110.00	1/16/15	2,635,902	USD	2,636	(1,764,710)
	Diamondback Energy, Inc.	Citibank N.A.	Call	USD	80.00	1/16/15	657,053	USD	657	(6,537,677)
	Metlife, Inc.	Goldman Sachs International	Call	USD	60.00	1/16/15	4,669,594	USD	4,670	(4,179,287)
	Mylan, Inc.	Bank of America N.A.	Call	USD	55.00	1/16/15	1,429,400	USD	1,429	(2,830,212)
	Prudential Financial, Inc.	Citibank N.A.	Call	USD	97.50	1/16/15	3,577,545	USD	3,578	(5,634,633)
	Topix Index	Morgan Stanley & Co. International PLC	Call	JPY	1,370.22	3/13/15	23,970,955	JPY	23,971	(8,278,792)
	Topix Index	Goldman Sachs International	Call	JPY	1,490.61	6/12/15	20,251,585	JPY	20,252	(4,276,995)
	AbbVie, Inc.	Barclays Bank PLC	Call	USD	65.00	6/19/15	2,816,400	USD	2,816	(2,681,607)
	Humana, Inc.	Goldman Sachs International	Call	USD	155.00	6/19/15	1,422,629	USD	1,423	(2,431,430)
	MSCI Emerging Markets Index	Bank of America N.A.	Put	USD	951.91	8/15/14	304,497	USD	304	(165,260)
	Russell 2000 Index	Credit Suisse International	Put	USD	1,072.92	8/15/14	225,374	USD	225	(1,293,976)
	Cimarex Energy Co.	Citibank N.A.	Put	USD	135.00	9/19/14	285,871	USD	286	(1,372,181)
	Euro STOXX 50 Index	JPMorgan Chase Bank N.A.	Put	EUR	2,950.00	9/19/14	67,083	EUR	67	(2,717,282)
	Pioneer Natural Resources Co.	Citibank N.A.	Put	USD	225.00	9/19/14	289,696	USD	290	(3,534,291)
	Russell 2000 Index	BNP Paribas S.A.	Put	USD	1,055.00	9/19/14	270,376	USD	270	(4,152,183)
	S&P 500 Index	BNP Paribas S.A.	Put	USD	1,840.00	9/19/14	184,366	USD	184	(3,198,750)
	S&P 500 Index	Credit Suisse International	Put	USD	1,830.00	9/19/14	179,807	USD	180	(2,840,951)
	S&P 500 Index	Morgan Stanley & Co. International PLC	Put	USD	1,825.00	9/19/14	205,031	USD	205	(3,095,968)
	CONSOL Energy, Inc.	UBS AG	Put	USD	43.00	10/17/14	1,165,381	USD	1,165	(5,535,560)
	EOG Resources Inc.	Goldman Sachs International	Put	USD	110.00	10/17/14	578,800	USD	579	(3,487,270)
	Oceaneering International, Inc.	Citibank N.A.	Put	USD	70.00	10/17/14	586,085	USD	586	(2,490,861)
	Oceaneering International, Inc.	Credit Suisse International	Put	USD	70.00	10/17/14	582,563	USD	583	(2,475,893)
	Oasis Petroleum, Inc.	Deutsche Bank AG	Put	USD	49.00	11/21/14	USD 289,400	USD	289	(607,740)
	Phillips 66	Citibank N.A.	Put	USD	82.50	11/21/14	581,791	USD	582	(2,908,955)
	Phillips 66	Deutsche Bank AG	Put	USD	80.00	11/21/14	582,695	USD	583	(2,155,972)
	Topix Index	UBS AG	Put	JPY	1,094.64	12/12/14	14,937,631	JPY	14,938	(973,757)
	Ocean Rig UDW, Inc.	Goldman Sachs International	Put	USD	17.50	12/19/14	1,459,223	USD	1,459	(2,115,873)
	Stone Energy Corp.	Goldman Sachs International	Put	USD	40.00	12/19/14	855,250	USD	855	(3,934,150)
	Anadarko Petroleum Corp.	Deutsche Bank AG	Put	USD	110.00	1/16/15	1,313,700	USD	1,314	(13,629,638)
	Apache Corp.	Citibank N.A.	Put	USD	100.00	1/16/15	570,100	USD	570	(2,779,238)
	CONSOL Energy, Inc.	Goldman Sachs International	Put	USD	42.00	1/16/15	1,752,337	USD	1,752	(8,542,643)
	Gulfport Energy Corp.	Deutsche Bank AG	Put	USD	60.00	1/16/15	1,748,500	USD	1,749	(17,485,000)
	Hess Corp.	Citibank N.A.	Put	USD	95.00	1/16/15	566,450	USD	566	(2,152,510)
	Marathon Petroleum Corp.	Goldman Sachs International	Put	USD	77.50	1/16/15	1,119,600	USD	1,120	(4,086,540)
	Mylan, Inc.	Bank of America N.A.	Put	USD	42.00	1/16/15	1,429,400	USD	1,429	(1,627,057)
	Mylan, Inc.	Deutsche Bank AG	Put	USD	42.00	1/16/15	1,429,400	USD	1,429	(1,627,057)
	Pfizer, Inc.	Citibank N.A.	Put	USD	28.00	1/16/15	5,856,943	USD	5,857	(6,846,064)
	Phillips 66	Barclays Bank PLC	Put	USD	85.00	1/16/15	579,942	USD	580	(4,378,562)
	Phillips 66	Citibank N.A.	Put	USD	85.00	1/16/15	287,600	USD	288	(2,171,380)
	Phillips 66	Goldman Sachs International	Put	USD	90.00	1/16/15	290,478	USD	290	(3,282,401)
	Phillips 66	Morgan Stanley & Co. International PLC	Put	USD	80.00	1/16/15	582,563	USD	583	(2,738,046)
	Phillips 66	UBS AG	Put	USD	85.00	1/16/15	290,737	USD	291	(2,195,064)
	Tesoro Corp.	Goldman Sachs International	Put	USD	57.50	1/16/15	571,125	USD	571	(2,013,216)

BlackRock Global Allocation Fund, Inc.	July 31, 2014	20

Schedule of Investments (continued)

•	OTC options written as of July 31, 2014 were as follows (concluded):
	Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Market Value
	Transocean Ltd.	Goldman Sachs International	Put	USD	38.00	1/16/15	1,744,705	USD	1,745	$(3,794,733)
	Coach, Inc.	Bank of America N.A.	Put	USD	42.50	2/20/15	1,199,270	USD	1,199	(10,829,648)
	Topix Index	Goldman Sachs International	Put	JPY	1,136.91	6/12/15	20,251,585	JPY	20,252	(6,872,814)
	Euro STOXX 50 Index	Deutsche Bank AG	Put	EUR	2,586.07	9/21/18	15,600	EUR	16	(6,982,019)
	Total									$(226,820,444)

•	OTC interest rate swaptions written as of July 31, 2014 were as follows:

Description	Counterparty	Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.60%	Receive	3-month USD LIBOR	9/15/14	USD	1,168,000	$(3,601,469)
10-Year Interest Rate Swap	Goldman Sachs International	Call	2.60%	Receive	3-month USD LIBOR	9/15/14	USD	742,271	(2,288,756)
5-Year Interest Rate Swap	Goldman Sachs International	Call	1.70%	Receive	3-month USD LIBOR	9/26/14	USD	1,183,164	(763,058)
Total									$(6,653,283)

•	Centrally cleared credit default swaps – buy protection outstanding as of July 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation
Dow Jones CDX North America High Yield Index, Series 22, Version 1	5.00%	Chicago Mercantile	6/20/19	USD	219,011	$101,333
•	Centrally cleared interest rate swaps outstanding as of July 31, 2014 were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.10%[1]	3 Month LIBOR	Chicago Mercantile	1/29/15[2]	1/29/17	USD	2,891,031	$ 2,356,852
1.18%[1]	3 Month LIBOR	Chicago Mercantile	2/01/15[2]	2/01/17	USD	2,883,370	(1,782,485)
2.11%[3]	3 Month LIBOR	Chicago Mercantile	1/29/15[2]	1/29/20	USD	1,156,413	(3,980,423)
2.19%[3]	3 Month LIBOR	Chicago Mercantile	2/01/15[2]	2/01/20	USD	1,153,340	(101,339)
Total							$ (3,507,395)

[1]Fund pays the fixed rate and receives the floating rate.
[2]Forward swap
[3]Fund pays the floating rate and receives the fixed rate.

BlackRock Global Allocation Fund, Inc.	July 31, 2014	21

Schedule of Investments (continued)

•	OTC credit default swaps – buy protection outstanding as of July 31, 2014 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Transocean Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	18,615	$ 421,746	$ 436,105	$(14,359)
Transocean Ltd.	1.00%	Barclays Bank PLC	6/20/19	USD	13,242	300,008	314,180	(14,172)
Transocean Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	5,298	120,030	124,529	(4,499)
Transocean Ltd.	1.00%	Barclays Bank PLC	6/20/19	USD	21,188	480,030	544,493	(64,463)
Transocean Ltd.	1.00%	Barclays Bank PLC	6/20/19	USD	8,625	195,406	210,115	(14,709)
Transocean Ltd.	1.00%	Barclays Bank PLC	6/20/19	USD	28,750	651,356	700,385	(49,029)
Transocean Ltd.	1.00%	Citibank N.A.	6/20/19	USD	20,125	455,946	437,075	18,871
Transocean Ltd.	1.00%	Barclays Bank PLC	6/20/19	USD	28,987	656,728	525,537	131,191
Transocean Ltd.	1.00%	Barclays Bank PLC	6/20/19	USD	28,987	656,728	460,907	195,821
						$ 3,937,979	$3,753,326	$184,652

•	OTC total return swaps outstanding as of July 31, 2014 were as follows:

Reference Entity	Floating Rate / Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Contract Amount/ Notional Amount (000)	Market Value	Premiums Paid (Received)	Unrealized Appreciation
Siloam International Hospitals	1-month LIBOR +0.75[1]	Citibank N.A.	3/16/15	13,339	$4,160,146	—	$ 4,160,146
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 2,703,510,000[2]	BNP Paribas S.A.	3/31/16	JPY 1,026	2,633,199	—	2,633,199
SGX Nikkei Stock Average Dividend Point Index Future December 2015	JPY 2,773,800,000[2]	BNP Paribas S.A.	3/31/16	JPY 1,035	2,203,519	—	2,203,519
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 2,726,515,000[2]	BNP Paribas S.A.	4/03/17	JPY 979	2,626,783	—	2,626,783
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 2,778,300,000[2]	BNP Paribas S.A.	4/03/17	JPY 980	2,153,113	—	2,153,113
Total					13,776,760		$ 13,776,760

[1]Fund receives the total return of the reference entity and pays the floating rate. Net payment at termination.
[2]Fund receives the total return of the reference entity and pays the fixed amount. Net payment at termination.

BlackRock Global Allocation Fund, Inc.	July 31, 2014	22

Schedule of Investments (continued)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

BlackRock Global Allocation Fund, Inc.	July 31, 2014	23

Schedule of Investments (continued)

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-term Investments:
Common Stocks:
Australia	$90,574,574	$81,117,521	—	$171,692,095
Belgium	19,596,300	27,136,049	—	46,732,349
Brazil	509,011,836	—	—	509,011,836
Canada	1,306,789,348	—	—	1,306,789,348
Chile	38,460,535	—	—	38,460,535
China	179,066,813	346,799,543	—	525,866,356
Denmark	—	29,819,906	—	29,819,906
France	244,037,728	2,013,963,367	—	2,258,001,095
Germany	56,583,158	1,105,835,036	—	1,162,418,194
Hong Kong	2,534,058	507,558,746	—	510,092,804
India	70,399,190	128,211,263	—	198,610,453
Indonesia	36,722,355	—	—	36,722,355
Ireland	196,489,429	121,801,606	—	318,291,035
Israel	11,148,258	—	—	11,148,258
Italy	64,079,978	226,575,182	—	290,655,160
Japan	—	5,871,921,442	—	5,871,921,442
Kazakhstan	54,783,471	—	—	54,783,471
Luxembourg	—	29,512,272	—	29,512,272
Malaysia	—	178,488,744	—	178,488,744
Mexico	232,749,101	—	—	232,749,101
Netherlands	67,022,901	554,994,704	—	622,017,605
Norway	—	36,685,949	—	36,685,949
Peru	138,466,750	—	—	138,466,750
Portugal	—	26,194,858	—	26,194,858
Russia	6,164,555	—	—	6,164,555
Singapore	—	417,459,090	—	417,459,090
South Africa	—	33,618,041	—	33,618,041
South Korea	—	418,949,918	—	418,949,918
Spain	—	97,395,104	—	97,395,104
Sweden	—	253,469,855	—	253,469,855
Switzerland	43,471,355	1,273,782,179	—	1,317,253,534
Taiwan	26,340,277	69,197,491	—	95,537,768
Thailand	94,193,460	—	—	94,193,460
United Arab Emirates	84,656,638	—	—	84,656,638
United Kingdom	559,426,910	1,501,050,773	61,733,907	2,122,211,590
United States	17,120,446,340	304,598,770	—	17,425,045,110
Corporate Bonds	—	3,573,226,220	406,702,708	3,979,928,928
Floating Rate Loan Interests	—	590,813,638	184,229,783	775,043,421
Foreign Agency Obligations	—	4,472,711,922	—	4,472,711,922
U.S. Treasury Obligations	—	2,615,515,605	—	2,615,515,605
Investment Companies	554,598,605	—	—	554,598,605
Preferred Securities	657,130,654	301,334,907	429,769,629	1,388,235,190
Warrants	—	14,559,463	—	14,559,463
Short-term Investments:
Foreign Agency Obligations	—	1,147,445,499	—	1,147,445,499
Money Market	—	1,004,781,749	—	1,004,781,749
Time Deposits	—	1,482,200	—	1,482,200
U.S. Treasury Obligations	—	6,985,219,964	—	6,985,219,964
Options Purchased:
Equity contracts	14,276,900	501,074,061	—	515,350,961
Interest rate contracts	—	57,151,134	—	57,151,134
Total	$22,479,221,477	$36,921,453,771	$1,082,436,027	$60,483,111,275

BlackRock Global Allocation Fund, Inc.	July 31, 2014	24

Schedule of Investments (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$447,216	—	$447,216
Equity contracts	$37,929,154	13,776,760	—	51,705,914
Foreign currency exchange contracts	—	87,246,867	—	87,246,867
Interest rate contracts	—	2,356,852	—	2,356,852
Liabilities:
Credit contracts	—	(161,231)	—	(161,231)
Equity contracts	(15,525,684)	(210,731,561)	—	(226,257,245)
Foreign currency exchange contracts	—	(16,595,929)	—	(16,595,929)
Interest rate contracts	—	(32,187,533)	—	(32,187,533)
Total	$22,403,470	$(155,848,559)	—	$(133,445,089)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, and option written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of July 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$42,567,856	—	—	$42,567,856
Cash pledged for centrally cleared swaps	30,215,000	—	—	30,215,000
Liabilities:
Bank overdraft	—	$(23,601,120)	—	(23,601,120)
Cash received as collateral for OTC derivatives	—	(288,733,484)	—	(288,733,484)
Collateral on securities loaned at value	—	(1,004,781,749)	—	(1,004,781,749)
Total	$72,782,856	$(1,317,116,353)	—	$(1,244,333,497)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Options Purchased	Preferred Securities	Total
Assets:
Opening Balance, as of October 31, 2013	$171,271,025	$540,147,181	$174,031,216	$4,059,164	$62,284,717	$951,793,303
Transfers into Level 3	—	—	—	—	50,205,186	50,205,186
Transfers out of Level 3	(113,822,232)	(260,658,711)	—	—	—	(374,480,943)
Accrued discounts/premiums	—	120,184	566,983	—	—	687,167
Net realized gain (loss)	—	245,368	223,871	(25,415,047)	—	(24,945,808)
Net change in unrealized appreciation/depreciation	4.285,114	6,330,594	3,233,790	24,200,795	73,234,242	111,284,535
Purchases	—	158,116,227	23,359,000	—	299,483,425	480,958,652
Sales	—	(37,598,135)	(17,185,077)	(2,844,912)	(55,437,941)	(113,066,065)
Closing Balance, as of July 31, 2014	$61,733,907	$406,702,708	$184,229,783	—	$429,769,629	$1,082,436,027
Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014[1]	$4,285,114	$(5,023,802)	$680,688	—	$80,081,019	$80,023,019

[1]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at July 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

BlackRock Global Allocation Fund, Inc.	July 31, 2014	25

Schedule of Investments (concluded)
(Percentages shown are based on Net Assets)

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts
Liabilities
Opening Balance, as of October 31, 2013	$ (8,138,997)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized realized gain	18,778,043
Net change in unrealized appreciation/depreciation[2]	(11,431,457)
Purchases	792,411
Issues	—
Sales	—
Settlements	—
Closing Balance, as of July 31, 2014	—
Net change in unrealized appreciation/depreciation on derivative financial instruments still held at April 30, 2014[2]	—

[2]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on derivative financials instruments still held at July 31, 2014 is generally due to derivative financials instruments no longer held or categorized as Level 3 at period end.

The Fund's investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

BlackRock Global Allocation Fund, Inc.	July 31, 2014	26

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Allocation Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 25, 2014

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Allocation Fund, Inc.

Date: September 25, 2014